Cover	Jun. 27, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2023
Entity File Number	001-40888
Entity Registrant Name	Hawks Acquisition Corp
Entity Central Index Key	0001841144
Entity Tax Identification Number	86-1273146
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Lexington Avenue, 9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	542-4540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable public warrant
Statement [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable public warrant
Trading Symbol	HWKZ.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Statement [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HWKZ
Security Exchange Name	NYSE
Public warrants, each whole public warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Statement [Line Items]
Title of 12(b) Security	Public warrants, each whole public warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	HWKZ WS